Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary): | THE HARTFORD GLOBAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD GLOBAL GROWTH FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 22, 2012 TO

THE HARTFORD GLOBAL GROWTH FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

Effective June 27, 2012, John A. Boselli, CFA, has been added as a portfolio manager of The Hartford Global Growth Fund.

1.             Accordingly, the following change is being made to the above referenced Prospectus and Summary Prospectus:

B.            Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the third sentence of the first paragraph is deleted in its entirety and replaced with the following:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $1 billion.
THE HARTFORD GLOBAL GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HALAX
THE HARTFORD GLOBAL GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGLBX
THE HARTFORD GLOBAL GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGLCX
THE HARTFORD GLOBAL GROWTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGLYX
THE HARTFORD GLOBAL GROWTH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HALRX
THE HARTFORD GLOBAL GROWTH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HALSX
THE HARTFORD GLOBAL GROWTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HALTX